Key Management Compensation - Schedule of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [abstract]
Salaries, director fees and other short term benefits	$ 6,776	$ 3,186
Post-employment benefits	193	293
Share based payment	1,412	1,628
Total	$ 8,381	$ 5,107